Exhibit 99.1 Disclosures Required by Rule 15Ga-1(1)

Asset Class:  Residential Mortgage Loans
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand In Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
J.P. Morgan Alternative Loan Trust 2006-A5 CIK#: 0001374748	X	AMERICAN HOME MORTGAGE	638	$ 256,529,013.92	25.33%	1	$ 593,744.91	0.16%							1	$ 593,744.91	0.16%
		CHASE HOME FINANCE	683	$ 361,945,664.11	35.74%	1	$ 490,017.16	0.13%							1	$ 490,017.16	0.13%
		COUNTRYWIDE	170	$ 100,610,561.49	9.93%
		CTX MORTGAGE	8	$ 1,640,611.20	0.16%
		GREENPOINT MORTGAGE FUNDING, INC.	375	$ 98,127,136.65	9.69%
		PHH MORTGAGE	539	$ 190,566,085.75	18.82%
		US CENTRAL FEDERAL CREDIT UNION	4	$ 1,943,844.18	0.19%
		WEICHERT	5	$ 1,348,138.07	0.13%
Total			2,422	$ 1,012,711,055.37		2	$ 1,083,762.07	0.30%							2	$ 1,083,762.07	0.30%

J.P. Morgan Alternative Loan Trust 2006-A6 CIK#: 0001378419	X	AMERICAN HOME MORTGAGE	2	$ 1,545,000.00	0.17%
		CHASE HOME FINANCE	577	$ 259,848,735.01	28.56%	1	$ 128,598.00	0.04%	1	$ 128,598.00	0.04%
		COUNTRYWIDE	555	$ 369,761,439.85	40.64%
		CTX MORTGAGE	35	$ 11,779,788.51	1.29%
		GREENPOINT MORTGAGE FUNDING, INC.	115	$ 43,519,844.96	4.78%
		HSBC MORTGAGE CORPORATION (USA)	3	$ 2,458,988.17	0.27%
		JOHNSON BANK	5	$ 4,838,700.00	0.53%
		MARKET STREET MTG CORP	13	$ 4,012,807.24	0.44%
		PHH MORTGAGE	501	$ 206,152,892.32	22.66%
		US CENTRAL FEDERAL CREDIT UNION	1	$ 352,300.00	0.04%
		WEICHERT	18	$ 5,489,830.59	0.60%
Total			1,825	$ 909,760,326.65		1	$ 128,598.00	0.04%	1	$ 128,598.00	0.04%

J.P. Morgan Alternative Loan Trust 2006-A7 CIK#: 0001379802	X	CHASE HOME FINANCE	620	$ 293,077,479.49	25.00%	1	$ 176,938.00	0.04%	1	$ 176,938.00	0.04%
		COUNTRYWIDE	346	$ 240,584,615.64	20.52%
		CTX MORTGAGE	24	$ 10,259,817.77	0.88%
		FIFTH THIRD BANK	84	$ 23,103,798.02	1.97%
		FLAGSTAR BANK	1,379	$ 434,135,963.60	37.03%	1	$ 317,000.00	0.07%	1	$ 317,000.00	0.07%
		GREENPOINT MORTGAGE FUNDING, INC.	271	$ 92,412,835.98	7.88%
		PHH MORTGAGE	133	$ 78,479,543.33	6.69%
		WEICHERT	1	$ 488,743.35	0.04%
Total			2,858	$ 1,172,542,797.18		2	$ 493,938.00	0.11%	2	$ 493,938.00	0.11%

J.P. Morgan Alternative Loan Trust 2007-A1 CIK#: 0001388550	X	CHASE HOME FINANCE	943	$ 428,737,383.48	43.33%	3	$ 616,350.91	0.15%	1	$ 272,628.00	0.07%	1	$ 209,440.07	0.05%	1	$ 134,282.84	0.03%
		COUNTRYWIDE	194	$ 121,797,101.09	12.31%
		CTX MORTGAGE	4	$ 945,339.90	0.10%
		E-LOAN	5	$ 1,371,265.96	0.14%
		FIFTH THIRD BANK	9	$ 4,014,956.70	0.41%
		FLAGSTAR BANK	3	$ 457,169.29	0.05%
		GREENPOINT MORTGAGE FUNDING, INC.	747	$ 374,750,927.98	37.87%
		MANUFACTURERS & TRADERS	1	$ 112,000.00	0.01%
		MARKET STREET MTG CORP	19	$ 4,469,187.97	0.45%
		OHIO SAVINGS BANK, FSB	149	$ 28,828,666.43	2.91%
		PHH MORTGAGE	1	$ 44,643.00	0.00%
		WACHOVIA MORTGAGE CORPORATION	56	$ 18,924,513.36	1.91%
		WEICHERT	13	$ 4,158,193.36	0.42%
		WELLS FARGO	4	$ 936,110.78	0.09%
Total			2,148	$ 989,547,459.30		3	$ 616,350.91	0.15%	1	$ 272,628.00	0.07%	1	$ 209,440.07	0.05%	1	$ 134,282.84	0.03%

J.P. Morgan Alternative Loan Trust 2007-A2 CIK#: 0001400186	X	AMERICAN HOME MORTGAGE	878	$ 249,315,296.44	17.60%
		CHASE HOME FINANCE	2,275	$ 846,950,020.41	59.77%	30	$ 12,001,470.30	1.79%	1	$ 182,040.00	0.03%				29	$ 11,819,430.30	1.77%
		COUNTRYWIDE	101	$ 75,737,127.74	5.35%
		CTX MORTGAGE	7	$ 2,924,466.65	0.21%
		FLAGSTAR BANK	4	$ 440,000.00	0.03%
		GREENPOINT MORTGAGE FUNDING, INC.	532	$ 154,663,256.00	10.92%
		MARKET STREET MTG CORP	27	$ 4,296,562.06	0.30%
		NATIONAL CITY MORTGAGE CO.	60	$ 24,266,878.94	1.71%
		NETBANK	5	$ 1,914,000.93	0.14%
		OHIO SAVINGS BANK, FSB	114	$ 25,980,472.83	1.83%
		PHH MORTGAGE	20	$ 8,943,394.12	0.63%
		WEICHERT	70	$ 17,255,478.73	1.22%
		WELLS FARGO	16	$ 4,233,955.64	0.30%
Total			4,109	$ 1,416,920,910.49		30	$ 12,001,470.30	1.79%	1	$ 182,040.00	0.03%				29	$ 11,819,430.30	1.77%

J.P. Morgan Mortgage Acquisition Corp. 2005-FRE1 CIK#: 0001345659	X	FREMONT INVESTMENT & LOAN	4,597	$ 961,410,207.50	100.00%	4	$ 957,836.21	0.49%							4	$ 957,836.21	0.49%
Total			4,597	$ 961,410,207.50		4	$ 957,836.21	0.49%							4	$ 957,836.21	0.49%

JPMAC 2006-HE3 CIK#: 0001378803	X	ACCREDITED HOME LENDERS	55	$ 9,775,714.83	1.19%	3	$ 894,110.81	0.35%							3	$ 894,110.81	0.35%
		FIELDSTONE MORT/INV. CORP	684	$ 132,518,378.46	16.16%	53	$ 6,851,663.46	2.66%	4	$ 521,106.22	0.20%				49	$ 6,330,557.24	2.46%
		FREMONT INVESTMENT & LOAN	18	$ 1,053,560.19	0.13%
		NOVASTAR	1,365	$ 180,774,647.47	22.05%	208	$ 24,873,771.82	9.66%							208	$ 24,873,771.82	9.66%
		RESMAE	2,864	$ 489,947,496.59	59.75%	350	$ 54,632,288.96	21.22%	19	$ 2,754,552.36	1.07%	5	$ 767,806.60	0.30%	318	$ 49,822,280.84	19.35%	8	$ 1,287,649.16	0.50%
		WMC MORTGAGE, CORP.	26	$ 5,941,017.54	0.72%
Total			5,012	$ 820,010,815.08		614	$ 87,251,835.05	33.89%	23	$ 3,275,658.58	1.27%	5	$ 767,806.60	0.30%	578	$ 81,920,720.71	31.82%	8	$ 1,287,649.16	0.50%

JPMAC 2006-RM1 CIK#: 0001375255	X	RESMAE	5,160	$ 923,653,151.00	100.00%	823	$ 127,189,815.87	48.05%	27	$ 3,431,851.06	1.30%	10	$ 1,738,982.03	0.66%	773	$ 120,051,350.50	45.35%	13	$ 1,967,632.28	0.74%
Total			5,160	$ 923,653,151.00		823	$ 127,189,815.87	48.05%	27	$ 3,431,851.06	1.30%	10	$ 1,738,982.03	0.66%	773	$ 120,051,350.50	45.35%	13	$ 1,967,632.28	0.74%

JPMAC 2006-WMC3 CIK#: 0001372914	X	WMC MORTGAGE, CORP.	4,786	$ 959,177,770.00	100.00%	574	$ 91,513,926.92	28.36%							574	$ 91,513,926.92	28.36%
Total			4,786	$ 959,177,770.00		574	$ 91,513,926.92	28.36%							574	$ 91,513,926.92	28.36%

J.P. Morgan Mortgage Acquisition Trust 2006-WF1 CIK#: 0001371611	X	WELLS FARGO	4,423	$ 788,575,600.84	100.00%	215	$ 41,135,671.88	13.61%	2	$ 208,885.00	0.07%				213	$ 40,926,786.88	13.54%
Total			4,423	$ 788,575,600.84		215	$ 41,135,671.88	13.61%	2	$ 208,885.00	0.07%				213	$ 40,926,786.88	13.54%

J.P. MORGAN MORTGAGE TRUST 2007-A2 CIK#: 0001393573	X	CHASE HOME FINANCE	595	$ 408,145,463.61	39.48%
		COUNTRYWIDE	172	$ 106,721,190.89	10.32%
		CTX MORTGAGE	102	$ 55,975,769.69	5.41%
		E-LOAN	2	$ 1,326,688.83	0.13%
		JOHNSON BANK	10	$ 6,856,022.28	0.66%
		MARKET STREET MTG CORP	1	$ 528,000.00	0.05%
		OHIO SAVINGS BANK, FSB	133	$ 88,794,347.30	8.59%
		PHH MORTGAGE	481	$ 342,791,934.78	33.16%
		WEICHERT	40	$ 22,762,855.17	2.20%	1	$ 445,344.40	0.11%							1	$ 445,344.40	0.11%
Total			1,536	$ 1,033,902,272.55		1	$ 445,344.40	0.11%							1	$ 445,344.40	0.11%

JPMMT 2007-A6 CIK#: 0001418261	X	AMERICAN HOME MORTGAGE	73	$ 51,017,241.18	6.51%
		AMTRUST BANK	1	$ 565,000.00	0.07%
		BANKUNITED, FSB	2	$ 1,186,200.00	0.15%
		CHASE HOME FINANCE	280	$ 189,368,848.24	24.18%
		CTX MORTGAGE	66	$ 38,503,864.86	4.92%
		GREENPOINT MORTGAGE FUNDING, INC.	7	$ 4,458,783.66	0.57%
		GUARANTEED RATE	6	$ 3,334,422.88	0.43%
		NATIONAL CITY MORTGAGE CO.	352	$ 244,608,876.22	31.23%	1	$ 522,023.60	0.16%							1	$ 522,023.60	0.16%
		OHIO SAVINGS BANK, FSB	24	$ 13,739,285.71	1.75%
		PHH MORTGAGE	319	$ 226,535,532.88	28.92%
		WEICHERT	16	$ 9,973,216.91	1.27%
Total			1,146	$ 783,291,272.54		1	$ 522,023.60	0.16%							1	$ 522,023.60	0.16%

Grand Total			40,022	$ 11,771,503,638.50		2,270	$ 363,340,573.21		57	$ 7,993,598.64		16	$ 2,716,228.70		2,176	$ 349,375,464.43		21	$ 3,255,281.44

(1) We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.
(2) The outstanding principal balance of each asset that has been repurchased or replaced is calculated as of the date of repurchase or replacement; the outstanding principal balance of each asset that has been liquidated is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.